Employee Benefit Plan, Master Trust (Tables) - EBPESP	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Abstract]
EBP, Investment, Fair Value and NAV
The following summarizes the classification of the Master Trust investments by classification and method of valuation as of December 31, 2025:

	Level 1	Level 2	Level 3	Not subject to leveling (a)	Total
Master Trust
Investments at fair value:
Separate accounts:
Stable value funds	$—	$—	$—	$184,756,084	$184,756,084
Fixed income bond funds	—	—	—	115,518,938	115,518,938
Mutual funds	60,425,616	—	—	—	60,425,616
Mutual funds - target date retirement funds	33,415,626	—	—	—	33,415,626
Self-directed brokerage accounts	667,342,549	—	—	—	667,342,549
Common collective trusts:
Index funds	—	—	—	2,528,076,114	2,528,076,114
Target date retirement funds	—	—	—	3,171,087,515	3,171,087,515
Trane Technologies Stock	1,819,329,567	—	—	—	1,819,329,567
Total Investments, at fair value	$2,580,513,358	$—	$—	$5,999,438,651	$8,579,952,009
(a) In accordance with GAAP, certain investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented on the summarized Master Trust Investments, at fair value earlier in this Note.
The following summarizes the classification of the Master Trust investments by classification and method of valuation as of December 31, 2024:

	Level 1	Level 2	Level 3	Not subject to leveling (a)	Total
Master Trust
Investments at fair value:
Separate accounts:
Stable value funds	$—	$—	$—	$185,776,560	$185,776,560
Fixed income bond funds	—	—	—	110,316,775	110,316,775
Mutual funds	773,943,769	—	—	—	773,943,769
Mutual funds - target date retirement funds	26,190,913	—	—	—	26,190,913
Self-directed brokerage accounts	560,077,487	—	—	—	560,077,487
Common collective trusts:
Index funds	—	—	—	1,533,855,702	1,533,855,702
Target date retirement funds	—	—	—	2,601,243,678	2,601,243,678
Trane Technologies Stock	1,968,331,721	—	—	—	1,968,331,721
Total Investments, at fair value	$3,328,543,890	$—	$—	$4,431,192,715	$7,759,736,605

 (a) In accordance with GAAP, certain investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented on the summarized Master Trust Investments, at fair value earlier in this Note.

EBP, Master Trust
Summarized Master Trust information follows at December 31:

	2025
	Master Trust Balances	Plan's interest in Master Trust Balances
Investments, at fair value
Mutual funds	$93,841,242	$59,251,570
Self-directed brokerage accounts	667,342,549	656,478,995
Common collective trusts	5,699,163,629	5,491,914,103
Separate accounts	300,275,022	281,476,036
Trane Technologies Stock Fund	1,819,329,567	1,742,589,595
Investments, at fair value	$8,579,952,009	$8,231,710,299

	2024
	Master Trust Balances	Plan's interest in Master Trust Balances
Investments, at fair value
Mutual funds	$800,134,682	$758,319,392
Self-directed brokerage accounts	560,077,487	550,332,775
Common collective trusts	4,135,099,380	3,972,360,751
Separate accounts	296,093,335	275,570,250
Trane Technologies Stock Fund	1,968,331,721	1,884,200,011
Investments, at fair value	$7,759,736,605	$7,440,783,179

Summarized Master Trust information follows at December 31:

	2025
	Master Trust Balances	Plan's interest in Master Trust Balances
Investments, at fair value
Mutual funds	$93,841,242	$59,251,570
Self-directed brokerage accounts	667,342,549	656,478,995
Common collective trusts	5,699,163,629	5,491,914,103
Separate accounts	300,275,022	281,476,036
Trane Technologies Stock Fund	1,819,329,567	1,742,589,595
Investments, at fair value	$8,579,952,009	$8,231,710,299

	2024
	Master Trust Balances	Plan's interest in Master Trust Balances
Investments, at fair value
Mutual funds	$800,134,682	$758,319,392
Self-directed brokerage accounts	560,077,487	550,332,775
Common collective trusts	4,135,099,380	3,972,360,751
Separate accounts	296,093,335	275,570,250
Trane Technologies Stock Fund	1,968,331,721	1,884,200,011
Investments, at fair value	$7,759,736,605	$7,440,783,179

EBP, Master Trust [Line Items]
EBP, Master Trust
Summarized Master Trust information follows at December 31:

	2025
	Master Trust Balances	Plan's interest in Master Trust Balances
Investments, at fair value
Mutual funds	$93,841,242	$59,251,570
Self-directed brokerage accounts	667,342,549	656,478,995
Common collective trusts	5,699,163,629	5,491,914,103
Separate accounts	300,275,022	281,476,036
Trane Technologies Stock Fund	1,819,329,567	1,742,589,595
Investments, at fair value	$8,579,952,009	$8,231,710,299

	2024
	Master Trust Balances	Plan's interest in Master Trust Balances
Investments, at fair value
Mutual funds	$800,134,682	$758,319,392
Self-directed brokerage accounts	560,077,487	550,332,775
Common collective trusts	4,135,099,380	3,972,360,751
Separate accounts	296,093,335	275,570,250
Trane Technologies Stock Fund	1,968,331,721	1,884,200,011
Investments, at fair value	$7,759,736,605	$7,440,783,179

Summarized Master Trust information follows at December 31:

	2025
	Master Trust Balances	Plan's interest in Master Trust Balances
Investments, at fair value
Mutual funds	$93,841,242	$59,251,570
Self-directed brokerage accounts	667,342,549	656,478,995
Common collective trusts	5,699,163,629	5,491,914,103
Separate accounts	300,275,022	281,476,036
Trane Technologies Stock Fund	1,819,329,567	1,742,589,595
Investments, at fair value	$8,579,952,009	$8,231,710,299

	2024
	Master Trust Balances	Plan's interest in Master Trust Balances
Investments, at fair value
Mutual funds	$800,134,682	$758,319,392
Self-directed brokerage accounts	560,077,487	550,332,775
Common collective trusts	4,135,099,380	3,972,360,751
Separate accounts	296,093,335	275,570,250
Trane Technologies Stock Fund	1,968,331,721	1,884,200,011
Investments, at fair value	$7,759,736,605	$7,440,783,179

EBP, Investment, Fair Value and NAV
The following summarizes the classification of the Master Trust investments by classification and method of valuation as of December 31, 2025:

	Level 1	Level 2	Level 3	Not subject to leveling (a)	Total
Master Trust
Investments at fair value:
Separate accounts:
Stable value funds	$—	$—	$—	$184,756,084	$184,756,084
Fixed income bond funds	—	—	—	115,518,938	115,518,938
Mutual funds	60,425,616	—	—	—	60,425,616
Mutual funds - target date retirement funds	33,415,626	—	—	—	33,415,626
Self-directed brokerage accounts	667,342,549	—	—	—	667,342,549
Common collective trusts:
Index funds	—	—	—	2,528,076,114	2,528,076,114
Target date retirement funds	—	—	—	3,171,087,515	3,171,087,515
Trane Technologies Stock	1,819,329,567	—	—	—	1,819,329,567
Total Investments, at fair value	$2,580,513,358	$—	$—	$5,999,438,651	$8,579,952,009
(a) In accordance with GAAP, certain investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented on the summarized Master Trust Investments, at fair value earlier in this Note.
The following summarizes the classification of the Master Trust investments by classification and method of valuation as of December 31, 2024:

	Level 1	Level 2	Level 3	Not subject to leveling (a)	Total
Master Trust
Investments at fair value:
Separate accounts:
Stable value funds	$—	$—	$—	$185,776,560	$185,776,560
Fixed income bond funds	—	—	—	110,316,775	110,316,775
Mutual funds	773,943,769	—	—	—	773,943,769
Mutual funds - target date retirement funds	26,190,913	—	—	—	26,190,913
Self-directed brokerage accounts	560,077,487	—	—	—	560,077,487
Common collective trusts:
Index funds	—	—	—	1,533,855,702	1,533,855,702
Target date retirement funds	—	—	—	2,601,243,678	2,601,243,678
Trane Technologies Stock	1,968,331,721	—	—	—	1,968,331,721
Total Investments, at fair value	$3,328,543,890	$—	$—	$4,431,192,715	$7,759,736,605

 (a) In accordance with GAAP, certain investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented on the summarized Master Trust Investments, at fair value earlier in this Note.